Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). References to GAAP issued by the FASB in these accompanying notes to the consolidated financial statements are to the FASB Accounting Standards Codification (“ASC”).

The accompanying consolidated financial statements are stated in United States Dollars unless otherwise stated.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of BGL and its wholly owned subsidiaries. Control over subsidiaries is derived without exception from holding the majority of voting rights in the companies concerned. All significant intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency Translation and Transactions

BGL’s reporting currency is the U.S. dollar. The functional currency of each entity in the group is the currency of the primary economic environment in which it operates, other than for BGBPL, whose functional currency is deemed to be the U.S. Dollar. Transactions in foreign currencies are initially recorded in source currency and converted into the functional currency at the rates of exchange prevailing on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are remeasured into functional currency at the rates of exchange prevailing at the balance sheet date. Non-monetary assets and liabilities are remeasured to the functional currency at exchange rates that prevailed on the date of inception of the transaction.

BGL translates the financial statements from the local (functional) currency into US Dollars using the year or reporting period end or average exchange rates in accordance with the requirements of Accounting Standards Codification subtopic 830-10, Foreign Currency Matters (“ASC 830-10”). Assets and liabilities are translated at exchange rates as of the balance sheet dates. Expenses are translated at average rates in effect for the years presented. Translation gains and losses resulting from re-measurement from functional to reporting currency are recorded in accumulated other comprehensive income or loss as a component of shareholders’ deficit.

Gains and losses resulting from transactions denominated in a currency other than the functional currency of the entity are included in general and administrative expenses in the consolidated statements of operations and other comprehensive loss using the average exchange rates in effect during the period.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant estimates made by management include, but are not limited to, the legal title to the Bogoso Prestea leases, valuation of convertible loan payables, valuation of warrants, valuation of mineral rights, valuation of royalty liabilities, contingent consideration, reserve volumes and future net revenues associated with mine resources and the asset retirement obligations.

Mineral Rights and Life of Mine Model: The carrying value of the Company’s mineral rights is determined in part by reference to the Bogoso Prestea Life of Mine (“LoM”) model, which is prepared to a Scoping Study level. The LoM is preliminary in nature and there is a high degree of uncertainty over the assumptions made. The LoM is solely based on Measured and Indicated Resources which are considered too speculative geologically to have economic considerations applied to them that would allow them to be categorized as mineral reserves, and there is no certainty that the LoM will be realized. The LoM incorporates estimates of total recoverable gold resources, future gold production rates, long-term gold prices, tonnes of ore processed and an appropriate risk-adjusted discount rate. These estimates are inherently uncertain and subject to revision as additional technical and geological information becomes available. Amortization of mineral rights is computed using the unit-of-production method and commences when gold production begins.

Legal Title to Bogoso Prestea Mining Leases: The recoverability and carrying value of several significant balance sheet items are contingent upon the successful resolution of the ongoing dispute with the Government of Ghana over the Bogoso and Prestea mining leases (Note 19). Specifically, the carrying values of mineral rights, the royalty liability, the contingent consideration liability and the asset retirement obligation are each determined using estimation approaches — described in the sub-sections below — that assume the continued validity of those leases and the eventual restart of mining operations. Should the arbitration proceedings be resolved unfavorably and the leases relinquished, the carrying values of all of these items would be reduced to nil. Management’s estimates and assumptions underlying these valuations are therefore subject to a material level of uncertainty until the dispute is resolved, and actual outcomes could differ materially from the amounts recorded in these consolidated financial statements.

Impairment of Long-Lived Assets and Mineral Rights: The Company evaluates the carrying values of property, plant and equipment and mineral rights for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is initially assessed by comparing the carrying value of the asset or asset group against estimated undiscounted future cash flows. Where an impairment is indicated, the fair value of the asset is estimated using a discounted future cash flow analysis over the asset’s remaining useful life, incorporating assumptions for future production volumes, commodity prices, operating and capital expenditures and a risk-adjusted discount rate.

Royalty Liabilities: The fair value of the royalty liabilities assumed in connection with the Purchase Agreement is estimated using an income approach. Key assumptions include long-term gold prices, the level of gold production over the life of mine, total tonnes of ore processed, and a risk-adjusted discount rate. These inputs are classified as Level 3 in the fair value hierarchy given their unobservable nature, and changes in underlying assumptions — particularly gold price and production volumes — could result in material revisions to the recorded carrying value.

Contingent Consideration Liability: The estimated fair value of the contingent consideration payable under the Golden Star Resources royalty agreement is determined using the Black-Scholes Merton option-pricing model. Key inputs include expected gold price volatility, a risk-free rate, the expected timing of sulphide mining commencement, expected remaining life, and the applicable cost of debt. As these inputs incorporate significant unobservable assumptions, the contingent consideration is classified as a Level 3 fair value measurement.

Asset Retirement Obligation: The fair value of the asset retirement obligation is estimated using a present value technique, discounting projected future cash outflows required to settle reclamation, remediation and mine closure liabilities. Significant assumptions include the expected remaining mine life from production restart, a credit-adjusted risk-free discount rate, an inflation rate, and a market risk premium. New ARO layers are recognized when the estimated scope of remediation activities changes, with each additional layer discounted at the prevailing credit-adjusted risk-free rate at the time of recognition. The liability is accreted each period to its future value, with accretion expense recognized in the consolidated statements of operations. Given the preliminary nature of the underlying mine plan, actual costs could differ materially from current estimates.

Warrant Liabilities — Public Warrants: The 11,500,000 Public Warrants assumed in the Business Combination are classified as liabilities under ASC 815-40 and are measured at fair value on a recurring basis using the period-end publicly quoted closing price of the Warrants on Nasdaq. This represents a Level 1 observable input requiring no significant estimation. Changes in the fair value of the warrant liability are recognized in the consolidated statements of operations each reporting period.

Warrant Liabilities — SPA Warrants (Equity-Classified): The 215,299 SPA Warrants issued pursuant to the August Note Securities Purchase Agreement met the criteria for equity classification and were recorded at their relative fair value at the date of issuance. Fair value was estimated using a Monte Carlo simulation model incorporating significant unobservable inputs, including expected equity volatility, and, a risk-free interest rate. These inputs are not observable in the market and accordingly the measurement represents a Level 3 fair value measurement at initial recognition.

Convertible Notes Payable — Senior Convertible Notes: The Senior Convertible Notes are classified as financial liabilities under ASC 480-10 and are carried at fair value on a recurring basis. Fair value is determined using a hybrid historical/simulation model. Significant unobservable inputs include the Company’s equity volatility, a risk-adjusted discount rate, the risk-free rate of return, and the remaining term to maturity. As these inputs are not directly observable in the market, the Senior Convertible Notes are classified as Level 3 fair value measurements. Any difference between the transaction price and the fair value determined at issuance is recognized immediately as a day-one loss in the consolidated statements of operations.

Equity-Linked Share Issuance Liability: The equity-linked share issuance liability arising under the Ordinary Share Purchase Agreement with Tumim Stone Capital LLC is measured at fair value on a recurring basis using a Monte Carlo simulation, with the underlying share price modeled on geometric Brownian motion in a risk-neutral framework. The simulation models the expected ordinary share price over the remaining term of the agreement at the reporting date and estimates the value of the remaining draw capacity based on management’s expectation of the frequency and size of future VWAP purchases. Significant unobservable inputs include the Company’s selected equity volatility, the starting share price, and management’s estimate of the expected remaining raise amount. As these inputs are not directly observable in the market, the equity-linked share issuance liability is classified as a Level 3 fair value measurement.

Segment Information

ASC 280, “Segment Reporting” (“ASC 280”), defines operating segments as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. BGL’s CODM is the chief executive officer, who has ultimate responsibility for the operating performance of BGL and the allocation of resources. The CODM reviews the assets, operating results, and financial metrics for BGL as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment. The CODM assesses performance for the single reportable segment and decides how to allocate resources based on operating expenses that also is reported on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets. When evaluating BGL’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in operating expenses and cash.

Operating expenses, inclusive of general and administrative costs and plant costs, are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to fund operations. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and the budget. The categories of operating expenses, as reported on the consolidated statements of operations, are the significant segment expenses provided to the CODM on a regular basis.

Concentration of Risk

BGL’s financial instruments that are exposed to concentrations of credit risk primarily consist of its cash. BGL places its cash with financial institutions of high credit worthiness. At times, its cash with a particular financial institution may exceed any applicable government insurance limits. BGL’s management plans to assess the financial strength and credit worthiness of any party to which it extends funds, and as such, it believes that any associated credit risk exposures are limited.

Cash and cash equivalents

Cash is comprised of cash in the bank which is subject to an insignificant risk of changes in value. BGL considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. At December 31, 2025, and 2024, cash amounted to $679,442 and $170,557, respectively. There were no cash equivalents at December 31, 2025, and 2024.

Property, Plant and Equipment

The value of property, plant and equipment (“PP&E”), including land, buildings and processing equipment, that were acquired as part of the Asset Acquisition (See Note 6) are recorded at a relative fair value assessed at the time of the acquisition less depreciation. Any additional PP&E acquired, and any expenditures that extend the life of such assets, are recorded at historical cost, including direct acquisition costs, less depreciation and impairment losses. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Capital work-in-progress is recorded at cost less impairment losses but is not depreciated until it is in use and transferred into other PP&E classifications.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to BGL and the cost of the item can be measured reliably. All other repairs and maintenance costs are charged to profit or loss during the financial period in which they are incurred.

Depreciation

Depreciation for vehicles and other assets is computed using the straight-line method at rates calculated to depreciate the cost of the assets, less their anticipated residual values, if any, over their estimated useful lives as follows:

Vehicles	5 years
Computer and accessories	2 years

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

BGL evaluates the carrying value of property, plant and equipment and finite-lived intangible assets whenever a change in circumstances indicates that the net carrying value may not be recoverable from the entity-specific undiscounted future cash flows expected to result from our use of and eventual disposition of a long-lived asset or asset group. Events or circumstances that could trigger an impairment review of a long-lived asset or asset group include, but are not limited to: (i) a significant decrease in the market price of the asset, (ii) a significant adverse change in the extent or manner that the asset is used or in its physical condition, (iii) a significant adverse change in legal factors or in the business climate that could affect the value of the asset, (iv) an accumulation of costs significantly in excess of original expectation for the acquisition or construction of the asset, (v) a current period operating or cash flow loss combined with a history of operating or cash flow losses or a forecast of continuing losses associated with the use of the asset and (vi) a more-likely-than-not expectation that the asset will be sold or disposed of significantly before the end of its previously estimated useful life. If an impairment exists, the net carrying values are reduced to fair values. BGL estimates the fair values of these long-lived assets by performing a discounted future cash flow analysis for the remaining useful life of the asset, or the remaining useful life of the primary asset in the case of an asset group. An individual asset within an asset group is not impaired below its estimated fair value. There were no impairments recorded as of December 31, 2025, and 2024.

Mineral Rights Impairment and Amortization

Amortization of mineral rights (“Mine Properties”), buildings, leasehold land and plant and machinery (collectively the “mineral assets”) is provided for using the unit-of-production method with separate calculations made for each mineral resource.

The calculation of the units-of-production rate of amortization could be impacted to the extent that actual production in the future differs from current forecasted production resulting in possible revision to the estimate of total resources to be produced.

The carrying values of the mineral rights are assessed for impairment by management on an annual basis (while under development) or when indicators of impairment exist. BGL compares the carrying value of the mine assets to its estimates of undiscounted future cash flows from the underlying resources. Should management determine that these carrying values cannot be recovered, the carrying value is compared to an estimate of fair value and the unrecoverable amounts are written off against earnings and cannot be subsequently reversed. As of December 31, 2025, as the lease termination and ensuing dispute (as described more fully in Note 19) represented a triggering event, in accordance with ASC 360, BGL compared the undiscounted cash flows of the long-lived asset group to their carrying amounts which determined there was no impairment required.

Mineral Exploration Rights and Costs, Exploration, Evaluation and Development Expenditures

Exploration costs, which include maintenance, development and exploration of mineral claims, are expensed as incurred. When it is determined that a mineral deposit can be economically developed as a result of establishing proven and probable reserves and all regulatory operating permits have been secured, the costs incurred after such determination will be capitalized until the commencement of production and amortized over their useful lives. To date, BGL has not established commercial feasibility and received the necessary regulatory operating permits for any of its exploration prospects; therefore, all exploration costs are expensed.

Internally Developed Software

The Company capitalizes costs associated with internally-developed software in accordance with ASC 350-40, Intangibles—Goodwill and Other—Internal-Use Software. Software development costs are accounted for based on the stage of development as follows:

Preliminary Project Stage – Costs incurred during the preliminary project stage, including conceptual formulation, evaluation of alternatives, and determination of existence of needed technology, are expensed as incurred.

●	Application Development Stage – Costs incurred during the application development stage, including design of the software configuration and interfaces, coding, installation, and testing, are capitalized.

●	Post-Implementation Stage – Costs incurred during the post-implementation stage, including training and application maintenance, are expensed as incurred.

Capitalized software development costs are amortized on a straight-line basis over the estimated useful life of the software, which is generally three to five years, beginning when the software is ready for its intended use. Software development costs that have been capitalized but are not yet placed in service are not amortized.

The Company evaluates intangible assets including internally developed software costs for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recognized based on the fair value of the asset.

Asset Retirement Obligation

BGL follows FASB ASC which established a uniform methodology for accounting for estimated reclamation and abandonment costs. FASB ASC 410 requires the fair value of a liability for an asset retirement obligation to be recognized in the period in which the legal obligation associated with the retirement of the long-lived asset is incurred or when acquired. When the liability is initially recorded, the offset is capitalized by increasing the carrying amount of the related long-lived asset. Over time, the liability is accreted to its future value each period and charged to accretion expense, and the initial capitalized cost is amortized over the useful life of the related asset. To settle the liability, the obligation is paid, and to the extent there is a difference between the liability and the amount of cash paid, a gain or loss upon settlement is recorded.

Convertible Notes Payable

BGL and its subsidiary entered into convertible notes some of which contain fixed rate conversion features, whereby the outstanding principal and accrued interest may be converted by the holder into ordinary shares at a fixed rate at the time of conversion. This results in a fair value of the convertible note being equal to a fixed monetary amount. BGL records the convertible note liability at its fixed monetary amount on the issuance date and interest expense charged over the outstanding period of the note.

For convertible debt instruments that are not considered liabilities under ASC 480 or ASC 815, the Company applies FASB ASC 470, Debt (“ASC 470”), for the accounting of such instruments, including any premiums or discounts. Debt issuance costs consist primarily of original issue discount (OID) and legal fees. These costs are netted off with the related loan and are being amortized to interest expense over the term of the related debt facilities using effective interest method.

The Company may elect the fair value option for certain financial instruments that meet the required criteria under ASC 825, Financial Instruments. Issuance fees incurred on instruments for which the fair value option was elected are not deferred and are recognized as an expense when incurred in the consolidated statement of operations. The portion of the change in fair value attributable to instrument-specific credit risk, if any, is recognized in other comprehensive income, with the remainder recognized in earnings.

Business Combination and Asset Acquisition

BGL applies a screen test to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets to determine whether a transaction should be accounted for as an asset acquisition or business combination.

When an acquisition does not meet the definition of a business combination because either: (i) substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, or group of similar identified assets, or (ii) the acquired entity does not have an input and a substantive process that together significantly contribute to the ability to create outputs, BGL accounts for the acquisition as an asset acquisition. In an asset acquisition, goodwill is not recognized, but rather, any excess purchase consideration over the fair value of the net assets acquired is allocated on a relative fair value basis to the identifiable net assets as of the acquisition date and any direct acquisition-related transaction costs are capitalized as part of the purchase consideration.

When an acquisition is accounted for as a business combination, BGL recognizes and measures the assets acquired and liabilities assumed based on their estimated fair values at the acquisition date, while transaction and integration costs related to business combinations are expensed as incurred. Any excess of the purchase consideration in excess of the aggregate fair value of the net tangible and intangible assets acquired, if any, is recorded as goodwill. For material acquisitions, BGL engages independent appraisers to assist with the determination of the fair value of assets acquired, liabilities assumed, noncontrolling interest, if any, and goodwill, based on recognized business valuation methodologies. An income, market or cost valuation method may be utilized to estimate the fair value of the assets acquired, liabilities assumed, and noncontrolling interest, if any, in a business combination. The income valuation method represents the present value of future cash flows over the life of the asset using discrete financial forecasts, long-term growth rates, appropriate discount rates, and expected future capital requirements. The market valuation method uses prices paid for a similar asset by other purchasers in the market, normalized for any differences between the assets. The cost valuation method is based on the replacement cost of a comparable asset at the time of the acquisition adjusted for depreciation and economic and functional obsolescence of the asset. The fair value of property, plant and mine development is estimated to include the fair value of asset retirement costs of related long-lived tangible assets. During the measurement period, not to exceed one year from the date of acquisition, BGL may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill if new information is obtained related to facts and circumstances that existed as of the acquisition date. After the measurement period, any subsequent adjustments are reflected in the period the adjustment arises.

Fair Value Measurement

As defined in ASC 820, Fair Value Measurements and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date (exit price). BGL utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. ASC 820 establishes a fair value hierarchy that participants used to measure fair value. The hierarchy gives us the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement). This fair value measurement framework applies at both initial and subsequent measurement. Financial assets and liabilities recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1: Quoted prices are available in an active market for identical assets or liabilities as of the reporting data. Active markets are those in which transactions for the assets or liability occur in sufficient frequency and volume to provide information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Subsequently all these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supposed by observable level at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, option and collar.

Level 3: Pricing inputs includes significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The fair value of cash, prepaid expenses and other current assets, accounts payables, advances to related parties, accrued expenses and other current liabilities, and accounts payable-related parties, net approximates their carrying values due to their relatively short maturities.

Income Taxes

BGL accounts for income taxes in accordance with ASC Topic 740, Income Taxes. ASC 740 requires a company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion, or all, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. BGL has no material uncertain tax positions for any of the reporting periods presented.

As of December 31, 2025 and 2024, a valuation allowance has been recorded for the full value of its net deferred tax asset due to the uncertainty as to the future recoverability until such time that taxable income is reasonably assured.

Warrants

The Company reviews the terms of warrants to purchase its Class A ordinary shares to determine whether warrants should be classified as liabilities or within stockholders’ deficit in its consolidated balance sheets. In order for a warrant to be classified in stockholders’ deficit, the warrant must be (i) indexed to the Company’s equity and (ii) meet the conditions for equity classification.

If a warrant does not meet the conditions for stockholders’ deficit classification, it is carried on the consolidated balance sheets as a warrant liability measured at fair value, with subsequent changes in the fair value of the warrant recorded in other non-operating losses (gains) in the consolidated statements of operations and other comprehensive loss. If a warrant meets both conditions for equity classification, the warrant is initially recorded, at its relative fair value on the date of issuance, in stockholders’ deficit in the consolidated balance sheets, and the amount initially recorded is not subsequently remeasured at fair value.

Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average shares outstanding at the end of the period. Diluted net loss per share is computed by giving effect to all potential Class A ordinary shares to the extent dilutive. For the years ended December 31, 2025 and 2024 and for the period from November 9, 2023 (inception) to December 31, 2023, the Company’s diluted weighted-average shares outstanding is equal to basic weighted-average shares, due to the Company’s net loss position. Hence, no Class A ordinary shares equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive. At December 31, 2025 and 2024, potentially dilutive securities include the public warrants and convertible notes payable.

Recent Accounting Pronouncements

Not Yet Adopted

In November 2024, the FASB issued ASU 2024-04, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Improvements to the Accounting for Financial Instruments with Embedded Features. This ASU simplifies the accounting for convertible debt instruments and other contracts in an entity’s own equity by removing certain separation models and amending the guidance for equity classification. The ASU is effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU requires public business entities to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The ASU also requires all entities to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for fiscal years beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact of this standard, which will require enhanced disclosures related to the Company’s income tax rate reconciliation and payments by jurisdiction. The adoption of this ASU will not impact the Company’s consolidated financial position or results of operations but will require additional disclosures in the notes to the consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40), Targeted improvements to the Accounting for Internal-Use Software, to modernize the accounting for software costs that are accounted for under Subtopic 350-40. ASU 2025-06 removes all references to prescriptive and sequential software development stages throughout Subtopic 350-40. Therefore, an entity is required to start capitalizing software costs when both of the following occur: 1) Management has authorized and committed to funding the software project and 2) It is probable that the project will be completed and the software will be used to perform the function intended. The amendments in ASU 2025-06 are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The amendments in ASU 2025-06 permits entities to use either 1) a prospective transition approach, 2) a modified transition approach, or 3) a retrospective transition approach. The Company is currently assessing the impact that ASU 2025-06 will have on its financial statements and expects to adopt the amendments in this update using the prospective transition approach. The Company expects that its capitalization of internal-use software costs will not change significantly under the amendments in ASU 2025-06.